Investment Strategy - Defiance Pure Memory Daily 2X Strategy ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively managed group of “Pure Memory Company” securities (described below) (the “Target Portfolio”) by employing derivatives, namely swap agreements and/or listed options contracts. Because the Target Portfolio is actively managed and may change from time to time, the Fund's then-current Target Portfolio will be available on the Fund's website at www.defianceetfs.com. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

The Fund defines Pure Memory Companies as companies that derive at least 50% of their annual revenue from, or have at least 50% of their operating activity engaged in, the design, development, manufacturing, or commercialization of memory semiconductor technologies. Pure Memory Companies include, but are not limited to, companies engaged in:

●	The design, manufacture, or sale of dynamic random-access memory (“DRAM”), including High Bandwidth Memory (“HBM”), Low Power Double Data Rate (“LPDDR”), and other advanced DRAM architectures;

●	The design, manufacture, or sale of NOT AND (“NAND”) flash memory, including 3D NAND, Quad-Level Cell (“QLC”), or other advanced flash storage technologies; or

●	The development or commercialization of emerging memory technologies, including storage class memory (“SCM”), magnetoresistive random-access memory (“MRAM”), resistive random-access memory (“ReRAM”), or phase-change memory (“PCM”);

●	The production of memory controllers, interfaces, or packaging technologies, including advanced chip stacking and through-silicon via (“TSV”) architectures, that are essential to memory system performance; or

●	The provision of memory subsystems, modules, or integrated solutions in which memory semiconductor technology constitutes the primary value component.

The Fund seeks to obtain leveraged 2X exposure to the Target Portfolio primarily through swap agreements and/or listed options strategies. However, under certain circumstances, the Fund may invest directly in the equity securities of the companies included in the Target Portfolio in order to seek to obtain more precise leveraged 2X exposure to the Target Portfolio. Please see the prospectus section titled “Additional Information About the Fund” for more information about the Adviser’s evaluation processes.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, regulatory constraints, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

Investment Selection Process

The Adviser employs a thematic and qualitative investment approach to identify and select a focused portfolio generally consisting of between one and five companies aligned with the Fund’s pure memory investment theme. The selection process emphasizes companies that demonstrate meaningful, concentrated participation in the memory semiconductor value chain, with particular focus on companies for which memory technology represents a primary business activity rather than an incidental or ancillary revenue source.

The companies may include large-, mid-, and small-capitalization companies and may be domestic or foreign issuers, including American Depositary Receipts (“ADRs”) of foreign companies listed on U.S. or non-U.S. exchanges.

In evaluating potential investments, the Adviser considers a combination of thematic criteria, including:

●	Core Memory Activities, including whether the company identifies memory semiconductor design, manufacturing, or commercialization as a primary operational focus, as evidenced by stated business objectives, capital allocation, segment reporting, or product development efforts;

●	Technology Leadership, including innovation in memory architecture, process node advancement, yield improvement, power efficiency, or bandwidth delivery, as well as participation in high-growth memory market segments such as HBM for AI accelerators and data center applications;

●	Emerging Memory Potential, including companies demonstrating material technological advancements or achieving commercial momentum in next-generation memory technologies that may supplant or complement conventional DRAM or NAND structures; and

●	Secondary Memory Technology Companies, when the Adviser determines that there are an insufficient number of Pure Memory Companies that meet the Fund’s investment criteria, the Fund may invest a portion of its assets in secondary memory technology companies subject to the Fund’s 80% investment policy (described below). Secondary memory technology companies are companies that develop, support, or are involved in enabling memory technologies, including companies that supply memory fabrication equipment, memory testing and characterization systems, or memory interface and interconnect solutions. If the Fund obtains exposure to one or more Secondary Memory Technology Companies, those companies will be deemed to be included in the Target Portfolio.

The Fund’s Target Portfolio will generally be equally weighted across its holdings. The Adviser may adjust portfolio weightings to account for liquidity constraints or market conditions, or to mitigate exposure to securities exhibiting extreme volatility, high correlations, or other company-specific characteristics that could disproportionately impact the Fund’s performance. To maintain alignment with technological developments in the memory semiconductor industry, shifts in company focus, and emerging commercial opportunities, the Adviser will, at least quarterly, either reconfirm the composition of the portfolio or establish a newly constituted portfolio of different Pure Memory Company and, if applicable, secondary memory technology company securities. The Adviser may also make portfolio adjustments at any time based on developments it deems material, including significant product launches, capacity announcements, technology licensing events, or broader advancements in the memory semiconductor sector.

Following any change to the Target Portfolio, the Fund will update the then-current Target Portfolio on the Fund's website at www.defianceetfs.com.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying security in the Target Portfolio. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Target Portfolio securities. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more Target Portfolio securities, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.

The Fund may invest in equity securities of large-, mid-, and small-capitalization companies and may invest in U.S. and non-U.S. issuers, including through American Depositary Receipts (“ADRs”). The Fund may also invest in privately held companies, including in securities of companies that have recently completed initial public offerings (“IPOs”) or companies that have become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund will concentrate (i.e., invest 25% or more of its total assets) its investment exposure to the memory semiconductor group of industries, which includes companies that develop, manufacture, or commercialize memory semiconductor technologies and services, including those participating in the memory semiconductor value chain.

The Fund is expected to have a high portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.